Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Acquisition-related costs	$ 1,904	$ 1,981	$ 3,457
Contingent consideration adjustments	4,458	(1,946)	340
Restructuring plans	66	2,300
Other non-operating expense, Total	$ 6,428	$ 2,335	$ 3,797